CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products	$ 214,522	$ 214,291	$ 128,970
Services	68,234	65,260	68,573
Total revenues	282,756	279,551	197,543
Cost of revenues:
Products	153,167	162,563	94,683
Services	47,094	41,498	48,635
Impairment of long-lived assets			10,137
Total cost of revenues	200,261	204,061	153,455
Gross profit	82,495	75,490	44,088
Operating expenses:
Research and development, net	28,014	24,853	22,412
Selling and marketing	23,759	23,411	24,823
General and administrative	19,861	26,471	18,644
Restructuring costs			1,508
Goodwill impairment			20,402
Total operating expenses	71,634	74,735	87,789
Operating income (loss)	10,861	755	(43,701)
Financial expenses, net	(4,307)	(4,843)	(7,243)
Net income (loss) before taxes on income	6,554	(4,088)	(50,944)
Taxes on income (benefit)	(247)	1,252	1,190
Net income (loss) from continuing operations	6,801	(5,340)	(52,134)
Loss from discontinued operations			(200)
Net income (loss)	$ 6,801	$ (5,340)	$ (52,334)
Earnings (loss) per share (basic and diluted):
Continuing operations	$ 0.12	$ (0.10)	$ (1.16)
Discontinued operations			0.00
Total income (loss) per share	$ 0.12	$ (0.10)	$ (1.16)
Weighted average number of shares used in computing earnings (loss) per share:
Basic	54,680,822	51,970,458	45,026,069
Diluted	54,851,967	51,970,458	45,026,069